Supplemental Guarantor Information (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net sales	$ 976,480	$ 596,042	$ 2,515,169	$ 2,326,905	$ 2,240,723
Cost of products sold	743,292	458,477	1,919,804	1,799,065	1,709,326
Gross profit	233,188	137,565	595,365	527,840	531,397
Operating expenses	206,344	113,745	478,284	428,977	401,676
Intercompany charges (income)	0	0	0	0	0
Income from operations	26,844	23,820	117,081	98,863	129,721
Interest expense, financing costs and other	16,256	2,655	11,037	10,095	8,247
Intercompany interest expense (income)	0	0	0	0	0
Income before income taxes and equity in net income of subsidiaries	10,588	21,165	106,044	88,768	121,474
Provision for income taxes	3,470	8,258	43,767	34,922	48,867
Income before equity in net income of subsidiaries	7,118	12,907	62,277	53,846	72,607
Equity in net income of subsidiaries	0	0	0	0	0
Net income	$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Net income per share:
Basic	$ 0.12	$ 0.26	$ 1.26	$ 1.09	$ 1.5
Diluted	$ 0.12	$ 0.26	$ 1.24	$ 1.08	$ 1.47
Weighted-average shares used in computing net income per share:
Basic	58,972,913	49,428,842	49,578,130	49,227,466	48,472,240
Diluted	59,962,033	50,012,881	50,173,478	49,947,699	49,385,335
Parent Company [Member]
Net sales	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of products sold	0	0	0	0	0
Gross profit	0	0	0	0	0
Operating expenses	31,172	9,420	44,937	28,058	23,399
Intercompany charges (income)	(7,847)	(6,698)	(36,085)	(27,782)	(24,457)
Income from operations	(23,325)	(2,722)	(8,852)	(276)	1,058
Interest expense, financing costs and other	9,874	(2,439)	9,508	9,788	8,896
Intercompany interest expense (income)	(3,926)	(3,914)	(15,762)	(14,503)	(12,627)
Income before income taxes and equity in net income of subsidiaries	(29,273)	(1,247)	(2,598)	4,439	4,789
Provision for income taxes	(9,732)	(510)	(1,087)	1,748	1,945
Income before equity in net income of subsidiaries	(19,541)	(737)	(1,511)	2,691	2,844
Equity in net income of subsidiaries	26,659	13,644	63,788	51,155	69,763
Net income	7,118	12,907	62,277	53,846	72,607
Guarantor Subsidiaries [Member]
Net sales	931,484	550,502	2,331,829	2,146,805	2,064,358
Cost of products sold	708,383	422,981	1,778,196	1,658,562	1,573,865
Gross profit	223,101	127,521	553,633	488,243	490,493
Operating expenses	167,014	95,638	399,901	367,812	345,431
Intercompany charges (income)	7,186	6,102	34,264	25,929	23,004
Income from operations	48,901	25,781	119,468	94,502	122,058
Interest expense, financing costs and other	6,238	65	740	(800)	(1,057)
Intercompany interest expense (income)	3,537	3,515	14,174	12,867	11,052
Income before income taxes and equity in net income of subsidiaries	39,126	22,201	104,554	82,435	112,063
Provision for income taxes	13,007	9,067	43,765	32,442	45,520
Income before equity in net income of subsidiaries	26,119	13,134	60,789	49,993	66,543
Equity in net income of subsidiaries	0	0	0		0
Net income	26,119	13,134	60,789	49,993	66,543
Non-Guarantor Subsidiaries [Member]
Net sales	45,137	45,614	183,809	180,549	176,922
Cost of products sold	35,050	35,570	142,077	140,952	136,018
Gross profit	10,087	10,044	41,732	39,597	40,904
Operating expenses	8,158	8,687	33,446	33,107	32,846
Intercompany charges (income)	661	596	1,821	1,853	1,453
Income from operations	1,268	761	6,465	4,637	6,605
Interest expense, financing costs and other	144	151	789	1,107	408
Intercompany interest expense (income)	389	399	1,588	1,636	1,575
Income before income taxes and equity in net income of subsidiaries	735	211	4,088	1,894	4,622
Provision for income taxes	195	(299)	1,089	732	1,402
Income before equity in net income of subsidiaries	540	510	2,999	1,162	3,220
Equity in net income of subsidiaries	0	0	0		0
Net income	540	510	2,999	1,162	3,220
Eliminations and Other [Member]
Net sales	(141)	(74)	(469)	(449)	(557)
Cost of products sold	(141)	(74)	(469)	(449)	(557)
Gross profit	0	0	0	0	0
Operating expenses	0	0	0	0	0
Intercompany charges (income)	0	0	0	0	0
Income from operations	0	0	0	0	0
Interest expense, financing costs and other	0	0	0	0	0
Intercompany interest expense (income)	0	0	0	0	0
Income before income taxes and equity in net income of subsidiaries	0	0	0	0	0
Provision for income taxes	0	0	0	0	0
Income before equity in net income of subsidiaries	0	0	0	0	0
Equity in net income of subsidiaries	(26,659)	(13,644)	(63,788)	(51,155)	(69,763)
Net income	$ (26,659)	$ (13,644)	$ (63,788)	$ (51,155)	$ (69,763)